Pension and Other Postretirement Benefits, AOCI paragraph (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax provision related to AOCI [Abstract]
Deferred income taxes provision related to pension and other postretirement benefit amounts in accumulated other comprehensive income (loss)	$ 53	$ 178
Pension Plan [Member] | Discount rate assumption change for defined benefit plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial gain (loss) arising during the period	281	205
Other postretirement benefits plans [Member] | Discount rate assumption change for defined benefit plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial gain (loss) arising during the period	$ 65	$ 9